Acquisition of Constellium-Bowling Green - Summary of Preliminary Goodwill Arising as a Result of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed (Detail) - EUR (€)
€ in Millions
	Jun. 30, 2019	Jan. 10, 2019
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	€ 165
Preliminary Goodwill	€ 22
Constellium-Bowling Green [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		€ 4
Trade receivables and other		49
Inventories		74
Property, plant and equipment		165
Deferred tax assets		1
Trade payables and other		(43)
Borrowings		(75)
Net asset acquired at fair value		175
Preliminary Goodwill		22
Total Consideration		€ 197